UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00201

                      OPPENHEIMER INTERNATIONAL GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: NOVEMBER 30

                   Date of reporting period: FEBRUARY 28, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


 Oppenheimer International Growth Fund

 STATEMENT OF INVESTMENTS     February 28, 2005/Unaudited
--------------------------------------------------------------------------------


                                                                              SHARES              VALUE
 ----------------------------------------------------------------------------------------------------------
 COMMON STOCKS--98.1%
 ----------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--19.2%
 ----------------------------------------------------------------------------------------------------------
 AUTO COMPONENTS--1.7%
 Continental AG                                                              245,498     $   18,142,536
 ----------------------------------------------------------------------------------------------------------
 AUTOMOBILES--1.5%
 Porsche AG, Preferred                                                         8,049          5,798,008
 ----------------------------------------------------------------------------------------------------------
 Toyota Motor Corp.                                                          268,500         10,453,367
                                                                                         ------------------
                                                                                             16,251,375
 ----------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--1.6%
 Carnival Corp.                                                              162,700          8,847,626
 ----------------------------------------------------------------------------------------------------------
 William Hill plc                                                            698,320          8,093,935
                                                                                         ------------------
                                                                                             16,941,561
 ----------------------------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--2.6%
 Daito Trust Construction Co. Ltd.                                           158,632          6,524,944
 ----------------------------------------------------------------------------------------------------------
 Groupe SEB SA                                                                39,224          4,570,593
 ----------------------------------------------------------------------------------------------------------
 Koninklijke (Royal) Philips Electronics NV                                  214,200          5,925,103
 ----------------------------------------------------------------------------------------------------------
 Sharp Corp.                                                                 352,000          5,590,316
 ----------------------------------------------------------------------------------------------------------
 Sony Corp.                                                                  145,300          5,508,428
                                                                                         ------------------
                                                                                             28,119,384
 ----------------------------------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--2.5%
 Great Universal Stores (The) plc                                            290,430          5,258,723
 ----------------------------------------------------------------------------------------------------------
 LG Home Shopping, Inc.                                                      137,980         11,088,571
 ----------------------------------------------------------------------------------------------------------
 Next plc                                                                    339,130         10,045,158
                                                                                         ------------------
                                                                                             26,392,452
 ----------------------------------------------------------------------------------------------------------
 MEDIA--4.7%
 British Sky Broadcasting Group plc                                          199,599          2,173,432
 ----------------------------------------------------------------------------------------------------------
 Gestevision Telecinco SA 1                                                  123,989          2,733,603
 ----------------------------------------------------------------------------------------------------------
 Grupo Televisa SA, Sponsored GDR                                            137,200          8,842,540
 ----------------------------------------------------------------------------------------------------------
 Mediaset SpA                                                                633,800          8,929,597
 ----------------------------------------------------------------------------------------------------------
 News Corp., Inc., Chess Depositary Interest, Cl. B                          303,494          5,269,102
 ----------------------------------------------------------------------------------------------------------
 Societe Television Francaise 1                                              168,440          5,468,947
 ----------------------------------------------------------------------------------------------------------
 Sogecable SA 1                                                               47,100          1,897,846
 ----------------------------------------------------------------------------------------------------------
 Vivendi Universal SA 1                                                      230,440          7,274,483
 ----------------------------------------------------------------------------------------------------------
 Zee Telefilms Ltd.                                                        2,536,600          8,240,392
                                                                                         ------------------
                                                                                             50,829,942
 ----------------------------------------------------------------------------------------------------------
 SPECIALTY RETAIL--2.5%
 Hennes & Mauritz AB, B Shares                                               493,800         17,396,982
 ----------------------------------------------------------------------------------------------------------
 New Dixons Group plc                                                      3,080,111          9,502,313
                                                                                         ------------------
                                                                                             26,899,295
 ----------------------------------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--2.1%
 Compagnie Financiere Richemont AG, A Shares                                 171,134          5,415,167
 ----------------------------------------------------------------------------------------------------------
 Luxottica Group SpA                                                         558,800         11,816,785
 ----------------------------------------------------------------------------------------------------------
 LVMH Moet Hennessey Louis Vuitton                                            37,110          2,749,344
 ----------------------------------------------------------------------------------------------------------
 Puma AG                                                                      10,996          2,578,644
                                                                                         ------------------
                                                                                             22,559,940
 CONSUMER STAPLES--5.4%
 ----------------------------------------------------------------------------------------------------------
 BEVERAGES--2.3%
 Foster's Group Ltd.                                                       1,226,245          5,062,429
 ----------------------------------------------------------------------------------------------------------

                   1 | OPPENHEIMER INTERNATIONAL GROWTH FUND


 Oppenheimer International Growth Fund

 STATEMENT OF INVESTMENTS     February 28, 2005/Unaudited
--------------------------------------------------------------------------------


                                                                              SHARES              VALUE
 ----------------------------------------------------------------------------------------------------------
 BEVERAGES CONTINUED
 Heineken NV                                                                 262,825     $    8,971,966
 ----------------------------------------------------------------------------------------------------------
 Pernod-Ricard SA                                                             73,690         10,538,294
                                                                                         ------------------
                                                                                             24,572,689
 ----------------------------------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--0.8%
 Carrefour SA                                                                 40,750          2,134,087
 ----------------------------------------------------------------------------------------------------------
 William Morrison Supermarkets plc                                           697,480          3,003,085
 ----------------------------------------------------------------------------------------------------------
 Woolworths Ltd.                                                             255,964          3,155,968
                                                                                         ------------------
                                                                                              8,293,140
 ----------------------------------------------------------------------------------------------------------
 FOOD PRODUCTS--1.5%
 Cadbury Schweppes plc                                                       598,060          5,874,265
 ----------------------------------------------------------------------------------------------------------
 Nestle SA                                                                    18,518          5,142,117
 ----------------------------------------------------------------------------------------------------------
 Unilever plc                                                                568,370          5,437,889
                                                                                         ------------------
                                                                                             16,454,271
 ----------------------------------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.8%
 L'Oreal SA                                                                  114,850          8,995,468
 ENERGY--5.3%
 ----------------------------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.6%
 Technip SA                                                                   97,540         17,320,066
 ----------------------------------------------------------------------------------------------------------
 OIL & GAS--3.7%
 BG Group plc                                                                695,530          5,457,955
 ----------------------------------------------------------------------------------------------------------
 BP plc, ADR                                                                 215,000         13,957,800
 ----------------------------------------------------------------------------------------------------------
 Total SA, B Shares                                                           71,860         17,061,041
 ----------------------------------------------------------------------------------------------------------
 Tsakos Energy Navigation Ltd.                                                76,600          3,184,262
                                                                                         ------------------
                                                                                             39,661,058
 FINANCIALS--20.1%
 ----------------------------------------------------------------------------------------------------------
 CAPITAL MARKETS--0.5%
 UBS AG                                                                       61,371          5,331,784
 ----------------------------------------------------------------------------------------------------------
 COMMERCIAL BANKS--10.7%
 ABN Amro Holding NV                                                         299,700          8,250,481
 ----------------------------------------------------------------------------------------------------------
 Anglo Irish Bank Corp.                                                      877,302         23,117,465
 ----------------------------------------------------------------------------------------------------------
 ICICI Bank Ltd., Sponsored ADR                                              727,800         16,484,670
 ----------------------------------------------------------------------------------------------------------
 Joyo Bank Ltd. (The)                                                      1,607,000          8,593,007
 ----------------------------------------------------------------------------------------------------------
 Mitsubishi Tokyo Financial Group, Inc.                                        2,355         21,583,420
 ----------------------------------------------------------------------------------------------------------
 National Australia Bank Ltd.                                                136,600          3,117,362
 ----------------------------------------------------------------------------------------------------------
 Royal Bank of Scotland Group plc (The)                                      652,081         22,348,110
 ----------------------------------------------------------------------------------------------------------
 Societe Generale, Cl. A                                                     109,830         11,605,448
                                                                                         ------------------
                                                                                            115,099,963
 ----------------------------------------------------------------------------------------------------------
 CONSUMER FINANCE--0.5%
 Mediobanca SpA                                                              333,400          5,637,603
 ----------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--3.5%
 3i Group plc                                                              1,098,637         14,666,091
 ----------------------------------------------------------------------------------------------------------
 Collins Stewart Tullett plc                                               1,830,121         14,616,344
 ----------------------------------------------------------------------------------------------------------
 MLP AG                                                                      452,973          7,689,505
                                                                                         ------------------
                                                                                             36,971,940
 ----------------------------------------------------------------------------------------------------------
 INSURANCE--2.6%
 Alleanza Assicurazioni SpA                                                  407,700          5,538,933
 ----------------------------------------------------------------------------------------------------------
 Allianz AG                                                                   43,323          5,444,058
 ----------------------------------------------------------------------------------------------------------
 AMP Ltd.                                                                  1,921,305         11,144,266
 ----------------------------------------------------------------------------------------------------------

                   2 | OPPENHEIMER INTERNATIONAL GROWTH FUND


 Oppenheimer International Growth Fund

 STATEMENT OF INVESTMENTS     February 28, 2005/Unaudited
--------------------------------------------------------------------------------


                                                                              SHARES              VALUE
 ----------------------------------------------------------------------------------------------------------
 INSURANCE CONTINUED
 Skandia Forsakrings AB                                                    1,040,100     $    5,564,959
                                                                                         ------------------
                                                                                             27,692,216
 ----------------------------------------------------------------------------------------------------------
 REAL ESTATE--1.9%
 Solidere, GDR 1,2                                                           800,935          7,408,649
 ----------------------------------------------------------------------------------------------------------
 Solidere, GDR 1                                                              76,157            704,452
 ----------------------------------------------------------------------------------------------------------
 Sumitomo Realty & Development Co. Ltd.                                      924,000         11,767,762
                                                                                         ------------------
                                                                                             19,880,863
 ----------------------------------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--0.4%
 Housing Development Finance Corp. Ltd.                                      265,500          4,727,499
 HEALTH CARE--13.7%
 ----------------------------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--3.3%
 Art Advanced Research Technologies, Inc. 1,3                                389,400            315,713
 ----------------------------------------------------------------------------------------------------------
 Art Advanced Research Technologies, Inc. 1,3,4                            1,901,125          1,541,369
 ----------------------------------------------------------------------------------------------------------
 Essilor International SA                                                    147,150         10,326,999
 ----------------------------------------------------------------------------------------------------------
 Ortivus AB, Cl. B 1,3                                                       710,800          2,909,452
 ----------------------------------------------------------------------------------------------------------
 Synthes, Inc. 1                                                              22,798          2,757,981
 ----------------------------------------------------------------------------------------------------------
 Terumo Corp.                                                                283,700          8,874,106
 ----------------------------------------------------------------------------------------------------------
 William Demant Holding AS 1                                                 171,000          8,928,829
                                                                                         ------------------
                                                                                             35,654,449
 ----------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--0.7%
 Nicox SA 1                                                                1,332,479          7,198,774
 ----------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--9.7%
 AstraZeneca plc                                                              41,520          1,646,575
 ----------------------------------------------------------------------------------------------------------
 Fujisawa Pharmaceutical Co. Ltd.                                            153,000          3,834,513
 ----------------------------------------------------------------------------------------------------------
 GlaxoSmithKline plc                                                         138,780          3,327,430
 ----------------------------------------------------------------------------------------------------------
 H. Lundbeck AS                                                              131,300          2,919,880
 ----------------------------------------------------------------------------------------------------------
 Marshall Edwards, Inc. 1,4                                                1,750,000         14,548,294
 ----------------------------------------------------------------------------------------------------------
 NeuroSearch AS 1                                                            228,200          9,784,147
 ----------------------------------------------------------------------------------------------------------
 Novogen Ltd. 1,3                                                          6,323,015         24,801,246
 ----------------------------------------------------------------------------------------------------------
 Roche Holdings AG                                                            83,255          8,781,417
 ----------------------------------------------------------------------------------------------------------
 Sanofi-Synthelabo SA                                                        169,550         13,560,408
 ----------------------------------------------------------------------------------------------------------
 Schering AG                                                                  72,251          5,261,924
 ----------------------------------------------------------------------------------------------------------
 Shionogi & Co. Ltd.                                                         198,000          2,638,359
 ----------------------------------------------------------------------------------------------------------
 SkyePharma plc 1                                                          3,340,500          3,737,764
 ----------------------------------------------------------------------------------------------------------
 Takeda Pharmaceutical Co. Ltd.                                              112,000          5,367,515
 ----------------------------------------------------------------------------------------------------------
 Teva Pharmaceutical Industries Ltd., Sponsored ADR                          144,800          4,359,928
                                                                                         ------------------
                                                                                            104,569,400
 INDUSTRIALS--10.3%
 ----------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.7%
 Empresa Brasileira de Aeronautica SA, Preference                          2,238,246         18,846,567
 ----------------------------------------------------------------------------------------------------------
 AIRLINES--0.8%
 easyJet plc 1                                                             1,828,864          8,173,203
 ----------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--2.0%
 BTG plc 1                                                                 2,170,784          4,036,970
 ----------------------------------------------------------------------------------------------------------
 Capita Group plc                                                          1,327,520          9,677,308
 ----------------------------------------------------------------------------------------------------------
 Prosegur Compania de Seguridad SA                                           205,149          4,047,564
 ----------------------------------------------------------------------------------------------------------

                   3 | OPPENHEIMER INTERNATIONAL GROWTH FUND


 Oppenheimer International Growth Fund

 STATEMENT OF INVESTMENTS     February 28, 2005/Unaudited
--------------------------------------------------------------------------------


                                                                              SHARES              VALUE
 ----------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES CONTINUED
 Randstad Holding NV                                                          72,783     $    3,236,299
                                                                                         ------------------
                                                                                             20,998,141
 ----------------------------------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--1.2%
 Koninklijke Boskalis Westminster NV                                          68,543          2,609,390
 ----------------------------------------------------------------------------------------------------------
 Leighton Holdings Ltd.                                                      547,231          4,336,255
 ----------------------------------------------------------------------------------------------------------
 Vinci                                                                        42,460          6,240,810
                                                                                         ------------------
                                                                                             13,186,455
 ----------------------------------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--1.3%
 Ushio, Inc.                                                                 672,000         13,691,984
 ----------------------------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--2.3%
 Aalberts Industries NV                                                      349,427         17,452,842
 ----------------------------------------------------------------------------------------------------------
 Siemens AG                                                                   92,384          7,205,267
                                                                                         ------------------
                                                                                             24,658,109
 ----------------------------------------------------------------------------------------------------------
 MACHINERY--1.0%
 Hyundai Heavy Industries Co. Ltd.                                           218,046         10,896,873
 INFORMATION TECHNOLOGY--15.2%
 ----------------------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--2.8%
 Nokia Oyj                                                                   500,500          8,082,899
 ----------------------------------------------------------------------------------------------------------
 Telefonaktiebolaget LM Ericsson, B Shares 1                               7,346,500         21,584,151
                                                                                         ------------------
                                                                                             29,667,050
 ----------------------------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.6%
 Logitech International SA 1                                                  99,935          6,582,596
 ----------------------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--5.7%
 Electrocomponents plc                                                     1,166,910          6,751,368
 ----------------------------------------------------------------------------------------------------------
 Hoya Corp.                                                                   51,600          5,602,258
 ----------------------------------------------------------------------------------------------------------
 Keyence Corp.                                                                38,100          9,235,259
 ----------------------------------------------------------------------------------------------------------
 Nidec Corp.                                                                  84,300         10,304,013
 ----------------------------------------------------------------------------------------------------------
 Nippon Electric Glass Co. Ltd.                                              340,000          4,917,544
 ----------------------------------------------------------------------------------------------------------
 Nippon Electric Glass Co. Ltd. 1                                            340,000          4,917,544
 ----------------------------------------------------------------------------------------------------------
 Omron Corp.                                                                 223,318          5,190,958
 ----------------------------------------------------------------------------------------------------------
 Tandberg ASA                                                              1,326,200         14,787,517
                                                                                         ------------------
                                                                                             61,706,461
 ----------------------------------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.6%
 Yahoo Japan Corp. 1                                                           1,227          6,161,995
 ----------------------------------------------------------------------------------------------------------
 IT SERVICES--1.8%
 Infosys Technologies Ltd.                                                   283,076         14,503,229
 ----------------------------------------------------------------------------------------------------------
 NIIT Technologies Ltd. 1                                                    668,400          2,043,545
 ----------------------------------------------------------------------------------------------------------
 United Internet AG                                                           88,125          2,623,212
                                                                                         ------------------
                                                                                             19,169,986
 ----------------------------------------------------------------------------------------------------------
 OFFICE ELECTRONICS--1.7%
 Canon, Inc.                                                                 242,000         12,778,267
 ----------------------------------------------------------------------------------------------------------
 Konica Minolta Holdings, Inc.                                               450,000          5,337,670
                                                                                         ------------------
                                                                                             18,115,937
 ----------------------------------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.2%
 ASM International NV 1                                                      402,300          7,498,872
 ----------------------------------------------------------------------------------------------------------
 Samsung Electronics Co.                                                       9,900          5,151,805
                                                                                         ------------------
                                                                                             12,650,677

                   4 | OPPENHEIMER INTERNATIONAL GROWTH FUND


 Oppenheimer International Growth Fund

 STATEMENT OF INVESTMENTS     February 28, 2005/Unaudited
--------------------------------------------------------------------------------


                                                                              SHARES              VALUE
 ----------------------------------------------------------------------------------------------------------
 SOFTWARE--0.8%
 Autonomy Corp. plc 1                                                        954,869     $    3,689,162
 ----------------------------------------------------------------------------------------------------------
 Business Objects SA 1                                                       114,230          3,187,995
 ----------------------------------------------------------------------------------------------------------
 UBISoft Entertainment SA 1                                                   56,236          2,242,142
                                                                                         ------------------
                                                                                              9,119,299
 MATERIALS--4.7%
 ----------------------------------------------------------------------------------------------------------
 CHEMICALS--1.3%
 Nufarm Ltd.                                                                 276,575          2,171,854
 ----------------------------------------------------------------------------------------------------------
 Sika AG 1                                                                     7,848          5,541,037
 ----------------------------------------------------------------------------------------------------------
 Syngenta AG 1                                                                49,419          5,535,915
                                                                                         ------------------
                                                                                             13,248,806
 ----------------------------------------------------------------------------------------------------------
 METALS & MINING--3.4%
 Companhia Vale do Rio Doce, Sponsored ADR                                   608,400         17,515,836
 ----------------------------------------------------------------------------------------------------------
 Impala Platinum Holdings Ltd.                                               114,700         10,051,310
 ----------------------------------------------------------------------------------------------------------
 Rio Tinto plc                                                               254,500          8,976,598
                                                                                         ------------------
                                                                                             36,543,744
 TELECOMMUNICATION SERVICES--4.2%
 ----------------------------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--4.2%
 KDDI Corp.                                                                    2,379         12,220,423
 ----------------------------------------------------------------------------------------------------------
 SK Telecom Co. Ltd., ADR                                                    234,234          4,989,184
 ----------------------------------------------------------------------------------------------------------
 Vodafone Group plc                                                       10,503,223         27,507,239
                                                                                         ------------------
                                                                                             44,716,846
                                                                                         ------------------
 Total Common Stocks (Cost $753,194,244)                                                  1,052,332,397

 ----------------------------------------------------------------------------------------------------------
 PREFERRED STOCKS--0.8%
 ----------------------------------------------------------------------------------------------------------
 Ceres Group, Inc.:
 $4.00 Cv., Series C-1 1,4                                                    44,515            289,348
 Cv., Series C 1,4                                                           600,000          3,900,000
 Cv., Series D 1,4                                                           418,000          2,717,000
 ----------------------------------------------------------------------------------------------------------
 Oxagen Ltd., Cv. 1,4                                                        214,287          1,441,623
                                                                                         ------------------
 Total Preferred Stocks (Cost $7,296,760)                                                     8,347,971


                                                                               UNITS
 ----------------------------------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
 ----------------------------------------------------------------------------------------------------------
 Ceres Group, Inc.:
 Series C Wts., Exp. 8/28/06 1,4                                              20,032                 --
 Series D Wts., Exp. 12/31/30 1,4                                             41,800                 --
                                                                                         ------------------
 Total Rights, Warrants and Certificates (Cost $0)                                                   --

                                                                           PRINCIPAL
                                                                              AMOUNT
 ----------------------------------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--1.5%
 ----------------------------------------------------------------------------------------------------------
 Undivided interest of 3.69% in joint repurchase agreement
 (Principal Amount/Value $447,079,000, with a maturity value of $447,111,289) with UBS Warburg LLC, 2.60%, dated 2/28/05, to be repurchased at $16,495,191 on 3/1/05, collateralized
 by Federal National Mortgage Assn., 6%, 2/1/34, with a value
 of $456,527,652  (Cost $16,494,000)                                     $16,494,000         16,494,000
 ----------------------------------------------------------------------------------------------------------

                   5 | OPPENHEIMER INTERNATIONAL GROWTH FUND


 Oppenheimer International Growth Fund

 STATEMENT OF INVESTMENTS     February 28, 2005/Unaudited
--------------------------------------------------------------------------------


 ----------------------------------------------------------------------------------------------------------

                                                                                                  VALUE
 ----------------------------------------------------------------------------------------------------------

 Total Investments, at Value (Cost $776,985,004)                               100.4%     1,077,174,368
 ----------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                          (0.4)        (3,882,543)
                                                                      -------------------------------------
 Net Assets                                                                    100.0%    $1,073,291,825
                                                                      =====================================

 FOOTNOTES TO STATEMENT OF INVESTMENTS

 1. Non-income producing security.
 2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,408,649 or 0.69% of the Fund's net assets as of February 28, 2005.
 3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of February 28, 2005 amounts to $29,567,780. Transactions during the period in which the issuer was an affiliate are as follows:


                                    SHARES                GROSS                 GROSS                       SHARES
                         NOVEMBER 30, 2004            ADDITIONS            REDUCTIONS            FEBRUARY 28, 2005
------------------------------------------------------------------------------------------------------------------
Art Advanced
Research
Technologies, Inc.               1,901,125                   --                    --                    1,901,125
Art Advanced
Research
Technologies, Inc.                 389,400                   --                    --                      389,400

Novogen Ltd.                     6,323,015                   --                    --                    6,323,015

Ortivus AB, Cl. B                  710,800                   --                    --                      710,800


                                                                           UNREALIZED
                                                                         APPRECIATION                     DIVIDEND
                                                                       (DEPRECIATION)                       INCOME
------------------------------------------------------------------------------------------------------------------
Art Advanced
Research
Technologies, Inc.                                                    $   (5,958,631)                $          --
Art Advanced
Research
Technologies, Inc.                                                          (262,440)                           --

Novogen Ltd.                                                               15,805,303                           --

Ortivus AB, Cl. B                                                         (5,450,643)                           --
                                                                     ---------------------------------------------
                                                                      $     4,133,589                 $         --
                                                                     =============================================

 4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of February 28, 2005 was $24,437,634, which represents
 2.28% of the Fund's net assets, of which $9,889,340 is considered restricted.
 See accompanying Notes to Quarterly Statement of Investments.



 DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 GEOGRAPHIC HOLDINGS                                VALUE          PERCENT
 --------------------------------------------------------------------------
 United Kingdom                          $    199,400,340            18.5  %
 Japan                                        181,093,652            16.8
 France                                       130,474,899            12.1
 Australia                                     68,337,674             6.3
 Germany                                       54,743,154             5.1
 The Netherlands                               53,944,953             5.0
 Sweden                                        47,455,544             4.4

                   6 | OPPENHEIMER INTERNATIONAL GROWTH FUND



 Oppenheimer International Growth Fund

 STATEMENT OF INVESTMENTS     February 28, 2005/Unaudited
--------------------------------------------------------------------------------


 India                                         45,999,335             4.3
 Switzerland                                   45,088,014             4.2
 United States                                 37,517,076             3.5
 Brazil                                        36,362,403             3.4
 Korea, Republic of South                      32,126,433             3.0
 Italy                                         31,922,918             3.0
 Ireland                                       23,117,465             2.1
 Denmark                                       21,632,856             2.0
 Norway                                        17,971,779             1.7
 South Africa                                  10,051,310             0.9
 Mexico                                         8,842,540             0.8
 Spain                                          8,679,013             0.8
 Lebanon                                        8,113,101             0.8
 Finland                                        8,082,899             0.7
 Israel                                         4,359,928             0.4
 Canada                                         1,857,082             0.2
                                         ------------------------------------
 Total                                    $  1,077,174,368            100.0  %
                                         ====================================

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                 $ 787,440,358
                                              ==============

Gross unrealized appreciation                  $ 317,508,485
Gross unrealized depreciation                    (27,774,475)
                                              --------------
Net unrealized appreciation                    $ 289,734,010
                                              ==============


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision

                   7 | OPPENHEIMER INTERNATIONAL GROWTH FUND



 Oppenheimer International Growth Fund

 STATEMENT OF INVESTMENTS     February 28, 2005/Unaudited
--------------------------------------------------------------------------------


of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of February 28, 2005, the Fund had outstanding foreign currency contracts as follows:

                   8 | OPPENHEIMER INTERNATIONAL GROWTH FUND



 Oppenheimer International Growth Fund

 STATEMENT OF INVESTMENTS     February 28, 2005/Unaudited
--------------------------------------------------------------------------------


                                   EXPIRATION      CONTRACT AMOUNT          VALUATION AS OF         UNREALIZED
CONTRACT DESCRIPTION                     DATE               (000s)            FEB. 28, 2005       APPRECIATION
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
British Pound Sterling (GBP)           3/1/05                2,786GBP    $        5,355,973   $         28,189

ILLIQUID OR RESTRICTED SECURITIES. As of February 28, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                                                                                        UNREALIZED
                                  ACQUISITION                              VALUATION AS OF            APPRECIATION
SECURITY                                DATES            COST            FEBRUARY 28, 2005          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
Art Advanced Research
Technologies, Inc.                   6/19/01   $    7,500,000       $            1,541,369      $      (5,958,631)

Ceres Group, Inc., $4.00
Cv., Series C-1                       2/6/01          178,060                      289,348                 111,288

Ceres Group, Inc., Cv.,
Series C                              1/6/99        2,400,000                    3,900,000               1,500,000

Ceres Group, Inc., Cv.,
Series D                             3/15/01        2,508,000                    2,717,000                 209,000

Ceres Group, Inc., Series
C Wts., Exp. 8/28/06                10/25/01               --                           --                      --

Ceres Group, Inc., Series
D Wts., Exp. 12/31/30                10/4/01               --                           --                      --

Oxagen Ltd., Cv.                    12/20/00        2,210,700                    1,441,623               (769,077)

                   9 | OPPENHEIMER INTERNATIONAL GROWTH FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. Oppenheimer International Growth Fund


By:      /s/John  V.  Murphy
         -------------------

         John  V.  Murphy

         Chief Executive  Officer

Date:    April 11,  2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/John  V.  Murphy
         -------------------

         John V. Murphy

         Chief Executive Officer

Date:    April 11, 2005


By:      /s/Brian W. Wixted
         ------------------

         Brian W. Wixted

         Chief Financial Officer

Date:    April 11, 2005